Note 17 - Acquisition of Businesses (Tables)	12 Months Ended
Mar. 31, 2019
Filter Group Inc [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
NET ASSETS ACQUIRED

Working capital	$898
Property and equipment	6,154
Intangible assets	15,600
Goodwill	38,217
Long-term debt	(21,611)
Total consideration	$39,258

Cash consideration	$3,000
Payable to shareholders	11,314
Contingent consideration	24,944
Total consideration	$39,258

EdgePower Inc. [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
NET ASSETS ACQUIRED

Working capital	$993
Intangible assets	14,198
Goodwill	7,673
Deferred tax liabilities	(3,820)
Total consideration	$19,044

Cash paid, net of working capital adjustment	$10,078
Common shares issued	8,966
Total consideration	$19,044